Share Capital (Details) - Schedule of shares issued granted options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Award amount (in Shares)	96,500	317,909	230,000
Exercise price range (in Dollars per share)		$ 10.08	$ 5.07
Vesting period	4 years	4 years	4 years
Expiration	10 years	10 years	7 years
Directors [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Award amount (in Shares)	23,000	194,713	301,390
Exercise price range (in Dollars per share)	$ 15.2
Vesting period	4 years	4 years	4 years
Expiration	10 years	10 years	7 years
Minimum [Member] | Employees [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)	$ 12.78
Minimum [Member] | Directors [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)		$ 9.12	$ 4.02
Maximum [Member] | Employees [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)	$ 20.7
Maximum [Member] | Directors [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)		$ 11.06	$ 5.07